Income Taxes - Effective Income Tax Rate (Details) - USD ($) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	$ (1,718)	$ (18,033)	$ (72,806)
Effective tax rate	22.40%	20.30%	15.50%
Federal statutory income tax rate	21.00%	21.00%	21.00%
Expected federal provision (benefit) for income taxes at the federal statutory income tax rate	$ (361)	$ (3,787)	$ (15,289)
State income tax (benefit), net of federal tax benefit	29	(595)	(1,946)
Research and development tax credits	(460)	(20)	324
Permanent differences	(17)	57	1,931
Tax (benefits) / non-deductible expenses related to equity-based compensation	(119)	0	5,228
Acquisition costs	0	685	(1,106)
Reserves for unrecognized income tax benefits	386	1	(273)
Change in valuation allowance	129	0	458
Other	29	0	(596)
Total income tax expense (benefit)	$ (384)	$ (3,659)	$ (11,269)